S000045902 [Member] Expense Example - Multifactor U.S. Equity Fund	Oct. 31, 2025 USD ($)
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	1,608
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	784
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 614